Fair Value Measurements (Schedule Of Reconciliation Of Investment Securities Available For Sale Measured At Fair Value On A Recurring Basis Level 3 Assets) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 3,887	$ 2,385
Impairment losses on investment securities	0	0	576
Included in other comprehensive income	(1,862)	4,280
Dispositions	(154)	(2,778)
Transfers into Level 3	0	0
Ending Balance	$ 1,871	$ 3,887	$ 2,385